Other Income And Charges (Details) (Other Income/Expense [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Other Income/Expense [Member]
Components of Other Income and Expenses [Line Items]
Recognized currency translation adjustment gain	$ 19	$ 19
Equity Earnings In Joint Ventures			16
Foreign currency exchange gains, net			4
Gain on disposal of an equity method investment				$ 11